Operating Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Bodil Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	May 31, 2016
Option to extend lease expiration date	2019-05
Windsor Knutsen [Member] | Minimum [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Jun. 30, 2014
Windsor Knutsen [Member] | Maximum [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Aug. 30, 2014
Carmen Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Jan. 15, 2018
Option to extend lease expiration date	2021-01
Fortaleza Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Mar. 23, 2023
Recife Knutsen [Member]
Lease Rental Expenses [Line Items]
Lease expiration period	Aug. 23, 2023